COMMITMENTS AND CONTINGENCIES - Future Minimum Payments Due (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2018	$ 736
2019	768
2020	593
2021	421
2022	250
Thereafter	2,668
Future minimum payments due	$ 5,436